Significant Events in the Reporting Period (Details) - Mar. 05, 2025 $ / shares in Units, $ in Millions	USD ($) $ / shares	₪ / shares
Significant Events in the Reporting Period [Abstract]
Special cash dividend | (per share)	$ 0.2	₪ 0.73
Common stock amounting total	$ 11.5